Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories	Inventories

	At December 31,
	2019	2020	2021
	(in thousands)
Components	$2,645	$2,138	$2,683
Finished goods	4,702	4,996	5,091
Total inventories at cost	$7,347	$7,134	$7,774
Provision for slow-moving or damaged components	$2	$2	$225
Provision for slow-moving or damaged finished goods	681	907	1,116
Total provision for slow-moving or damaged inventory	$683	$909	$1,341
Components, net	$2,643	$2,136	$2,458
Finished goods, at the lower of cost and net realizable value	4,021	4,089	3,975
Total net inventories	$6,664	$6,225	$6,433
The provisions for slow-moving or damaged inventory are related to units either damaged or in excess of the units needed to serve the expected demand for identified customers and projects.